Convertible Notes Payable (Details 3) - USD ($)	3 Months Ended		12 Months Ended
	Oct. 31, 2015	Oct. 31, 2014	Jul. 31, 2015	Jul. 31, 2014
Debt amount converted	$ 12,618		$ 126,849	$ 315,835
Number of common shares issued upon conversion			148,669,051
10% Convertible Note Payable Due October 31, 2015 [Member]
Debt amount converted			$ 126,849
Number of common shares issued upon conversion			402,450	6,500,000
10% Convertible Note Payable Due October 31, 2015 [Member] | December 8, 2014 [Member]
Debt amount converted			$ 60,000
Number of common shares issued upon conversion			30,000
10% Convertible Note Payable Due October 31, 2015 [Member] | December 9, 2014 [Member]
Debt amount converted			$ 60,000
Number of common shares issued upon conversion			30,000
10% Convertible Note Payable Due October 31, 2015 [Member] | June 2, 2015 [Member]
Debt amount converted			$ 1,520
Number of common shares issued upon conversion			76,000
10% Convertible Note Payable Due October 31, 2015 [Member] | June 5, 2015 [Member]
Debt amount converted			$ 1,440
Number of common shares issued upon conversion			72,000
10% Convertible Note Payable Due October 31, 2015 [Member] | June 29, 2015 [Member]
Debt amount converted			$ 1,000
Number of common shares issued upon conversion			50,000
10% Convertible Note Payable Due October 31, 2015 [Member] | July 8, 2015 [Member]
Debt amount converted			$ 600
Number of common shares issued upon conversion			30,000
10% Convertible Note Payable Due October 31, 2015 [Member] | July 17, 2015 [Member]
Debt amount converted			$ 1,640
Number of common shares issued upon conversion			82,000
10% Convertible Note Payable Due October 31, 2015 [Member] | July 23, 2015 [Member]
Debt amount converted			$ 649
Number of common shares issued upon conversion			32,450